Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended	6 Months Ended
	Jun. 25, 2025	Jun. 09, 2025	May 12, 2025	Dec. 26, 2024	Aug. 06, 2024	Aug. 01, 2024	Jul. 02, 2024	May 06, 2024	Jan. 09, 2024	Jan. 04, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 23, 2025	Jun. 16, 2025	May 20, 2025	Dec. 31, 2024	Jan. 01, 2024
Shareholders’ Equity [Line Items]
Aggregate offering price (in Dollars)											$ 8,250	$ 8,250
Net of issuance cost amount (in Dollars)				$ 1,146	$ 532
Price per share (in Dollars per share)				$ 3.22
Proceeds from warrant exercises (in Dollars)				$ 26,963	6,052
Fair value warrant price per share (in Dollars per share)												$ 4.52
Investors purchased shares				3,386,962
Warrant exercise price (in Dollars per share)								$ 4.64
Proceeds amount (in Dollars)					$ 7,536
Offering proceeds (in Dollars)				$ 13,325
Pre-funded warrants outstanding											11,124,135	11,124,135
Equity issuance cost (in Dollars)												$ 2,317
Shares options pool											2,886,193	2,886,193
Number of options pool increase											2,886,193	2,886,193				1,814,551
Options granted												1,091,740
Overall alpha level up percentage								5.00%
Share-based compensation (in Dollars)		$ 1,486
Unrecognized compensation costs (in Dollars)											$ 6,908	$ 6,908
Warrant [Member]
Shareholders’ Equity [Line Items]
Net of issuance cost amount (in Dollars)												$ 14,999
Warrants to purchase		513,517		5,436,393							229,231	229,231			227,619		7,626,514
Exercise price per share (in Dollars per share)				$ 4					$ 5.5
Proceeds from warrant exercises (in Dollars)									$ 18,542
Investors purchased shares				1,106,868		229,231
Warrant exercise price (in Dollars per share)				$ 0.0001		$ 0.0001
Warrants expired shares													1,304,352
Pre-funded warrants outstanding											593,351	593,351
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of share issued										3,143,693
Warrants to purchase										3,371,312
Warrants expire										2 years
Definitive Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase										227,619
Exercise price per share (in Dollars per share)										$ 0.0001
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)			$ 2.67
Shares options pool								2,000,000
Number of options pool increase			1,200,000
Share options granted			188,800					280,000
Overall alpha level up percentage			5.00%
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)							$ 4.64
Weighted average grant date fair value of options granted (in Dollars per share)	$ 2.67
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued												419,680
Net of issuance cost amount (in Dollars)												$ 1,472
Number of share issued											4,492,875 [1]	4,492,875
Price per share (in Dollars per share)						$ 3.61
Warrants to purchase											229,230	229,230
Investors purchased shares						2,006,226
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase		513,501		5,436,393										2,190,121	227,619		7,626,514
Investors purchased shares				6,740,745		1,676,588
Purchase price (in Dollars per share)				$ 4		$ 3.61
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)										4.81
Option [Member]
Shareholders’ Equity [Line Items]
Options granted												620,636
Maximum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase														5,436,393
Exercise price per share (in Dollars per share)																	$ 4.5
Maximum [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares options pool								2,312,403
Number of options pool increase			3,512,403
Maximum [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Options granted	120,000						198,000
Maximum [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase											7,626,514	7,626,514
Minimum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase														2,190,121
Exercise price per share (in Dollars per share)																	$ 3.5
Minimum [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares options pool								312,403
Number of options pool increase			2,312,403
Minimum [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Options granted	80,000						132,600
Minimum [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase											3,553,319	3,553,319
Private Placement [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)										$ 5.5
IPO [Member]
Shareholders’ Equity [Line Items]
Additional gross proceeds (in Dollars)												$ 26,690

[1]	Net of issuance cost of $72.